ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of contingent acquisition consideration payable

	As of December 31, 2011	As of June 30, 2012
Echo Lane	$1,875	$1,330
Besure Business	1,000	—
Beans Business	1,572	1,677
NouvEON	7,705	7,701
Shanghai HURO	4,917	4,386
Glory	—	6,036

Others	1,483	1,139

Total	$18,552	$22,269

Comprising:
Current	$10,366	$12,914
Non-current	8,186	9,355

Total	$18,552	$22,269